UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 599 Lexington Avenue, 19th Floor
         New York, New York 10022

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, August 15, 2011

Explanatory Note: Effective March 31, 2011, Ramius LLC (Form 13F File Number:
28-06309) spun-off its Value and Opportunity business into a stand-alone and independent business managed by Starboard Value LP. Accordingly, certain holdings previously reported by Ramius LLC will hereafter be reported by Starboard Value LP.

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                   15

Form 13F Information Table Value Total:                             $211,212
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.   Form 13F File Number     Name

         1     28-_________             Starboard Value GP LLC

         2     28-_________             Starboard Principal Co LP

         3     28-_________             Starboard Principal Co GP LLC

         4     28-_________             Jeffrey C. Smith

         5     28-_________             Mark Mitchell

         6     28-_________             Peter A. Feld


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
                                                              FORM 13F

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------  --------    --------    ---------------------  ----------  --------  ---------------------
                                TYPE                                                                           VOTING AUTHORITY
                                 OF                   VALUE     SHARES OR  SH/  CALL/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                 CLASS     CUSIP      (X$1000)     PRN AMT   PRN  PUT    DISCRETION  MANAGERS  SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED ANALOGIC TECHNOLOGI  CS        00752J108  $  8,854     1,462,188  SH           DEFINED       6      1,462,188
AGILYSYS INC                  CS        00847J105  $  1,184       141,976  SH           DEFINED       6        141,976
ANALOGIC CORP                 CS        032657207  $  1,662        31,600  SH           DEFINED       6         31,600
AVIAT NETWORKS INC            CS        05366Y102  $ 10,758     2,730,419  SH           DEFINED       6      2,730,419
BAKER (MICHAEL) CORP          CS        057149106  $  1,371        64,900  SH           DEFINED       6         64,900
DSP GROUP INC                 CS        23332B106  $ 12,256     1,408,700  SH           DEFINED       6      1,408,700
EXTREME NETWORKS              CS        30226D106  $ 29,808     9,200,000  SH           DEFINED       6      9,200,000
IRIS INTERNATIONAL INC        CS        46270W105  $  8,833       884,166  SH           DEFINED       6        884,166
OPENWAVE SYSTEMS              CS        683718308  $ 19,495     8,513,000  SH           DEFINED       6      8,513,000
REGIS CORP                    CS        758932107  $ 10,402       679,001  SH           DEFINED       6        679,001
RGS 5.0% 07/15/14             CONVDB    758932AA5  $  6,009     5,000,000  PRN          DEFINED       6      5,000,000
SEACHANGE INTERNATIONAL INC   CS        811699107  $ 28,452     2,639,342  SH           DEFINED       6      2,639,342
SURMODICS INC                 CS        868873100  $ 23,185     2,088,760  SH           DEFINED       6      2,088,760
WAUSAU PAPER CORP             CS        943315101  $ 14,105     2,092,726  SH           DEFINED       6      2,092,726
ZORAN CORP                    CS        98975F101  $ 34,839     4,147,500  SH           DEFINED       6      4,147,500